Acquisitions - Summary of business combinations (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Assets acquired:
Cash	$ 478
Accounts receivable, net	884
Prepaid expenses and other current assets	114
Inventory	3,812
Biological assets	567
Property, plant and equipment, net	5,994
Other assets	45
Intangible assets :
Goodwill	17,471
Liabilities assumed	5,178
Consideration transferred	47,597
Licenses
Intangible assets :
Identifiable intangible assets recognised as of acquisition date	22,340
Trade names
Intangible assets :
Identifiable intangible assets recognised as of acquisition date	370
Non-compete agreements
Intangible assets :
Identifiable intangible assets recognised as of acquisition date	700
Cura Partners, Inc. - ("Cura" or "Select")
Assets acquired:
Cash	12,755
Accounts receivable, net	11,027
Prepaid expenses and other current assets	2,232
Inventory	22,074
Property, plant and equipment, net	7,465
Right-of-use assets	9,047
Other assets	832
Intangible assets :
Goodwill	113,252
Deferred tax liabilities	(58,971)
Liabilities assumed	(22,652)
Consideration transferred	324,441
Cura Partners, Inc. - ("Cura" or "Select") | Licenses
Intangible assets :
Identifiable intangible assets recognised as of acquisition date	135,060
Cura Partners, Inc. - ("Cura" or "Select") | Trade names
Intangible assets :
Identifiable intangible assets recognised as of acquisition date	28,340
Cura Partners, Inc. - ("Cura" or "Select") | Service agreements
Intangible assets :
Identifiable intangible assets recognised as of acquisition date	59,030
Cura Partners, Inc. - ("Cura" or "Select") | Non-compete agreements
Intangible assets :
Identifiable intangible assets recognised as of acquisition date	4,950
Remedy Compassion Center, Inc. - ("Remedy")
Assets acquired:
Cash	172
Accounts receivable, net	15
Prepaid expenses and other current assets	3
Inventory	227
Biological assets	79
Property, plant and equipment, net	319
Right-of-use assets	108
Intangible assets :
Goodwill	909
Deferred tax liabilities	(480)
Liabilities assumed	(573)
Consideration transferred	2,369
Remedy Compassion Center, Inc. - ("Remedy") | Trade names
Intangible assets :
Identifiable intangible assets recognised as of acquisition date	160
Remedy Compassion Center, Inc. - ("Remedy") | Service agreements
Intangible assets :
Identifiable intangible assets recognised as of acquisition date	1,430
Primary Organic Therapy, Inc. - ("MEOT")
Assets acquired:
Cash	395
Accounts receivable, net	129
Prepaid expenses and other current assets	15
Inventory	1,418
Biological assets	705
Property, plant and equipment, net	1,081
Right-of-use assets	1,812
Other assets	1,034
Intangible assets :
Goodwill	561
Deferred tax liabilities	(1,680)
Liabilities assumed	(3,426)
Consideration transferred	8,044
Primary Organic Therapy, Inc. - ("MEOT") | Trade names
Intangible assets :
Identifiable intangible assets recognised as of acquisition date	170
Primary Organic Therapy, Inc. - ("MEOT") | Service agreements
Intangible assets :
Identifiable intangible assets recognised as of acquisition date	5,830
Curaleaf NJ, Inc. ("CLNJ")
Assets acquired:
Cash	3,667
Accounts receivable, net	1,995
Prepaid expenses and other current assets	405
Inventory	4,962
Biological assets	2,340
Property, plant and equipment, net	6,187
Right-of-use assets	41,518
Other assets	46
Intangible assets :
Goodwill	22,863
Deferred tax liabilities	(20,525)
Liabilities assumed	(46,065)
Consideration transferred	83,233
Curaleaf NJ, Inc. ("CLNJ") | Licenses
Intangible assets :
Identifiable intangible assets recognised as of acquisition date	57,580
Curaleaf NJ, Inc. ("CLNJ") | Trade names
Intangible assets :
Identifiable intangible assets recognised as of acquisition date	8,260
GR Companies, Inc. - ("Grassroots")
Assets acquired:
Cash	28,690
Accounts receivable, net	5,511
Prepaid expenses and other current assets	5,835
Inventory	12,101
Biological assets	4,571
Property, plant and equipment, net	37,128
Right-of-use assets	103,055
Other assets	91
Intangible assets :
Goodwill	257,023
Deferred tax liabilities	(102,329)
Liabilities assumed	(159,368)
Consideration transferred	526,948
GR Companies, Inc. - ("Grassroots") | Licenses
Intangible assets :
Identifiable intangible assets recognised as of acquisition date	300,140
GR Companies, Inc. - ("Grassroots") | Trade names
Intangible assets :
Identifiable intangible assets recognised as of acquisition date	12,130
GR Companies, Inc. - ("Grassroots") | Service agreements
Intangible assets :
Identifiable intangible assets recognised as of acquisition date	3,080
GR Companies, Inc. - ("Grassroots") | Non-compete agreements
Intangible assets :
Identifiable intangible assets recognised as of acquisition date	19,290
Alternative Therapies Group, Inc. - ("ATG")
Assets acquired:
Cash	7,253
Prepaid expenses and other current assets	787
Inventory	3,455
Biological assets	379
Property, plant and equipment, net	4,397
Right-of-use assets	1,555
Intangible assets :
Goodwill	19,072
Deferred tax liabilities	(9,397)
Liabilities assumed	(9,811)
Consideration transferred	42,500
Alternative Therapies Group, Inc. - ("ATG") | Licenses
Intangible assets :
Identifiable intangible assets recognised as of acquisition date	24,690
Alternative Therapies Group, Inc. - ("ATG") | Trade names
Intangible assets :
Identifiable intangible assets recognised as of acquisition date	$ 120